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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05127

Advance Capital I, Inc.

(Exact name of registrant as specified in charter)

One Towne Square, Suite 444	Southfield, Michigan 48076
(Address of principal executive offices)	(Zip code)

Christopher M. Kostiz

One Towne Square, Suite 444

Southfield, Michigan  48076

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (248) 350-8543

Date of fiscal year end:   December 31

Date of reporting period:   March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

ADVANCE CAPITAL I - EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2014

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 3.0%
Albemarle Corp.	12,500	$830,250
Domtar Corp.	8,600	965,092
Royal Gold, Inc.	16,100	1,008,182

COMMUNICATIONS - 3.5%
AMC Networks, Inc.*	12,000	876,960
Equinix, Inc.*	4,500	831,780
Plantronics, Inc.	17,500	777,875
Telephone & Data Systems	29,800	781,058

CONSUMER, CYCLICAL - 16.9%
Abercrombie & Fitch Co.	24,200	931,700
Alaska Air Group, Inc.	10,700	998,417
American Eagle Outfitters	52,400	641,376
Arrow Electronics, Inc.*	15,200	902,272
Ascena Retail Group, Inc.*	35,000	604,800
Big Lots, Inc.*	25,100	950,537
Bob Evans Farms, Inc.	15,800	790,474
Brunswick Corp.	17,300	783,517
CST Brands, Inc.	22,600	706,024
Herman Miller, Inc.	27,000	867,510
HSN, Inc.	12,900	770,517
KB Home	43,700	742,463
Life Time Fitness, Inc.*	17,200	827,320
MDC Holdings, Inc.	25,300	715,484
Office Depot, Inc.*	163,000	673,190
Oshkosh Corp.	16,100	947,807
Signet Jewelers Ltd	9,900	1,048,014
Thor Industries, Inc.	14,400	879,264
Watsco, Inc.	8,500	849,235

CONSUMER, NON-CYCLICAL - 10.8%
Bio-Rad Laboratories, Inc.*	6,500	832,780
Community Health Systems*	18,800	736,396
Dean Foods Co.	44,800	692,608
FTI Consulting, Inc.*	19,800	660,132
Health Net, Inc.*	26,800	911,468
Ingredion, Inc.	11,600	789,728
Jarden Corp.*	13,200	789,756
Post Holdings, Inc.*	15,900	876,408
Rent-A-Center, Inc.	23,800	633,080
SUPERVALU, Inc.*	113,800	778,392
Universal Health Services	9,800	804,286
VCA Antech, Inc.*	25,300	815,419
WellCare Health Plans, Inc.*	11,400	724,128

ENERGY - 10.0%
Atwood Oceanics, Inc.*	15,100	760,889
Bill Barrett Corp.*	31,000	793,600

Cimarex Energy Co.	8,000	952,880
Energen Corp.	11,600	937,396
Helix Energy Solutions*	34,800	799,704
HollyFrontier Corp.	16,000	761,280
Oil States International, Inc.*	8,000	788,800
Rosetta Resources, Inc.*	17,200	801,176
SM Energy Co.	9,800	698,642
Superior Energy Services	30,900	950,484
Unit Corp.*	15,800	1,033,004

FINANCIAL - 24.3%
Alexandria Real Estate	12,300	892,488
American Campus	23,600	881,460
American Financial Group	14,000	807,940
BioMed Realty Trust, Inc.	43,100	883,119
Corrections Corp of America	24,400	764,208
Duke Realty Corp.	52,800	891,264
East West Bancorp, Inc.	23,000	839,500
Equity One, Inc.	35,300	788,602
Everest Re Group Ltd	5,200	795,860
First Niagara Financial Group	76,600	723,870
FirstMerit Corp.	36,500	760,295
Hanover Insurance Group	13,200	811,008
HCC Insurance Holdings, Inc.	17,600	800,624
Home Properties, Inc.	14,400	865,728
Hospitality Properties Trust	29,000	832,880
Jones Lang LaSalle, Inc.	7,700	912,450
Kilroy Realty Corp.	15,600	913,848
Liberty Property Trust	23,000	850,080
Mack-Cali Realty Corp.	36,700	762,993
National Retail Properties	25,500	875,160
Rayonier, Inc.	18,500	849,335
Realty Income Corp.	20,800	849,888
Regency Centers Corp.	16,800	857,808
Reinsurance Group of America	10,300	820,189
SL Green Realty Corp.	8,500	855,270
UDR, Inc.	33,100	854,973
WR Berkley Corp.	18,600	774,132

INDUSTRIAL - 17.0%
AECOM Technology Corp.*	26,800	862,156
AGCO Corp.	13,800	761,208
Alliant Techsystems, Inc.	6,600	938,190
Con-way, Inc.	20,600	846,248
Energizer Holdings, Inc.	7,500	755,550
GATX Corp.	15,300	1,038,564
General Cable Corp.	27,900	714,519
Granite Construction, Inc.	23,200	926,376
Harsco Corp.	28,700	672,441
Itron, Inc.*	19,300	685,922
ITT Corp.	18,400	786,784
KBR, Inc.	25,300	675,004
Louisiana-Pacific Corp.*	43,800	738,906
Matson, Inc.	30,900	762,921
Regal-Beloit Corp.	10,800	785,268
Rock-Tenn Co.	7,600	802,332

Tidewater, Inc.	13,200	641,784
Triumph Group, Inc.	10,400	671,632
Valmont Industries, Inc.	5,300	788,852
Vishay Intertechnology, Inc.	60,800	904,704

TECHNOLOGY - 7.6%
Allscripts Healthcare*	53,600	966,408
Atmel Corp.*	100,500	840,180
Cadence Design Systems*	55,300	859,362
Compuware Corp.	71,100	746,550
DST Systems, Inc.	8,700	824,673
Rovi Corp.*	39,000	888,420
SunEdison, Inc.*	56,300	1,060,692
Teradyne, Inc.	44,900	893,061

UTILITIES - 6.7%
Alliant Energy Corp.	15,600	886,236
Aqua America, Inc.	34,400	862,408
Atmos Energy Corp.	17,800	838,914
Great Plains Energy, Inc.	33,100	895,024
PNM Resources, Inc.	33,500	905,505
UGI Corp.	19,500	889,395
Westar Energy, Inc.	24,500	861,420

TOTAL COMMON STOCK - 99.8%
(Cost $85,477,833)		92,516,135

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost $85,477,833)		92,516,135

OTHER ASSETS LESS LIABILITIES - 0.2%		171,908

TOTAL NET ASSETS - 100.0%		$92,688,043

* Securities are non-income producing

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2014

Common Stock	Shares	Value

BASIC MATERIALS - 3.8%
Agrium, Inc.	10,900	$1,062,968
Albemarle Corp.	5,000	332,100
Cliffs Natural Resources, Inc.	55,200	1,129,392
Domtar Corp.	3,500	392,770
Freeport-McMoRan	32,700	1,081,389
International Paper Co.	21,500	986,420
Royal Gold, Inc.	6,500	407,030
United States Steel Corp.	40,600	1,120,966

COMMUNICATIONS - 3.2%
Amazon.com, Inc.*	2,800	941,822
AMC Networks, Inc.*	4,800	350,784
AT&T, Inc.	31,400	1,101,198
Equinix, Inc.*	1,800	332,712
Juniper Networks, Inc.*	40,000	1,030,400
Plantronics, Inc.	7,100	315,595
Telephone & Data Systems	12,000	314,520
Twenty-First Century Fox	31,100	994,267

CONSUMER, CYCLICAL - 11.6%
Abercrombie & Fitch Co.	9,800	377,300
Alaska Air Group, Inc.	4,300	401,233
American Eagle Outfitters	21,100	258,264
Arrow Electronics, Inc.*	6,100	362,096
Ascena Retail Group, Inc.*	14,100	243,648
Bed Bath & Beyond, Inc.*	14,700	1,011,360
Big Lots, Inc.*	10,100	382,487
Bob Evans Farms, Inc.	6,400	320,192
Brunswick Corp.	7,000	317,030
CST Brands, Inc.	9,100	284,284
Delta Air Lines, Inc.	29,700	1,029,105
Dollar General Corp.*	17,200	954,256
DR Horton, Inc.	45,600	987,240
GameStop Corp.	26,600	1,093,260
Gap, Inc.	24,900	997,494
General Motors Co.	29,600	1,018,832
Herman Miller, Inc.	10,900	350,217
HSN, Inc.	5,200	310,596
Johnson Controls, Inc.	21,900	1,036,308
KB Home	17,600	299,024
Life Time Fitness, Inc.*	6,900	331,890
Mattel, Inc.	27,300	1,095,003
MDC Holdings, Inc.	10,200	288,456
Office Depot, Inc.*	65,700	271,341
Oshkosh Corp.	6,500	382,655
PulteGroup, Inc.	52,500	1,007,475
PVH Corp.	8,300	1,035,591
Signet Jewelers Ltd	4,000	423,440
Starbucks Corp.	13,600	997,968

Thor Industries, Inc.	5,800	354,148
Watsco, Inc.	3,400	339,694
Whirlpool Corp.	7,100	1,061,166

CONSUMER, NON-CYCLICAL - 4.8%
Actavis plc*	4,900	1,008,665
AmerisourceBergen Corp.	15,200	996,968
Bio-Rad Laboratories, Inc.*	2,600	333,112
Community Health Systems*	7,600	297,692
Dean Foods Co.	18,000	278,280
FTI Consulting, Inc.*	8,000	266,720
Health Net, Inc.*	10,800	367,308
Ingredion, Inc.	4,700	319,976
Jarden Corp.*	5,300	317,099
Post Holdings, Inc.*	6,400	352,768
Quanta Services, Inc.*	28,700	1,059,030
Rent-A-Center, Inc.	9,600	255,360
Robert Half International	24,500	1,027,775
SUPERVALU, Inc.*	45,900	313,956
Universal Health Services	3,900	320,073
VCA Antech, Inc.*	10,200	328,746
WellCare Health Plans, Inc.*	4,600	292,192

ENERGY - 12.0%
Anadarko Petroleum Corp.	8,800	745,888
Apache Corp.	9,200	763,140
Atwood Oceanics, Inc.*	6,100	307,379
Bill Barrett Corp.*	12,500	320,000
Cabot Oil & Gas Corp.	20,900	708,092
Chevron Corp.	6,300	749,133
Cimarex Energy Co.	3,200	381,152
ConocoPhillips	11,000	773,850
CONSOL Energy, Inc.	18,700	747,065
Denbury Resources, Inc.	45,900	752,760
Devon Energy Corp.	11,600	776,388
Energen Corp.	4,700	379,807
Ensco PLC	14,400	760,032
EOG Resources, Inc.	4,000	784,680
Helix Energy Solutions*	14,000	321,720
Hess Corp.	9,100	754,208
HollyFrontier Corp.	6,700	318,786
Marathon Petroleum Corp.	7,900	687,616
Murphy Oil Corp.	12,300	773,178
National Oilwell Varco, Inc.	9,400	731,978
Newfield Exploration Co.*	26,200	821,632
Noble Corp plc	23,800	779,212
Noble Energy, Inc.	10,800	767,232
Occidental Petroleum Corp.	7,600	724,204
Oil States International, Inc.*	3,200	315,520
Pioneer Natural Resources	4,000	748,560
QEP Resources, Inc.	25,600	753,664
Rosetta Resources, Inc.*	6,900	321,402
Rowan Cos Plc	22,600	761,168
SM Energy Co.	4,000	285,160
Superior Energy Services	12,500	384,500
Tesoro Corp.	13,900	703,201
Unit Corp.*	6,400	418,432

FINANCIAL - 12.1%
ACE Ltd	10,500	1,040,130
Alexandria Real Estate	5,000	362,800
American Campus	9,500	354,825
American Financial Group	5,600	323,176
BioMed Realty Trust, Inc.	17,400	356,526
BlackRock, Inc.	3,300	1,037,784
Corrections Corp of America	9,800	306,936
Duke Realty Corp.	21,300	359,544
East West Bancorp, Inc.	9,300	339,450
Equity One, Inc.	14,200	317,228
Everest Re Group Ltd	2,100	321,405
First Niagara Financial Group	30,900	292,005
FirstMerit Corp.	14,700	306,201
Franklin Resources, Inc.	19,400	1,051,092
Genworth Financial, Inc.*	61,500	1,090,395
Hanover Insurance Group	5,300	325,632
Hartford Financial Services	29,000	1,022,830
HCC Insurance Holdings, Inc.	7,100	322,979
Home Properties, Inc.	5,800	348,696
Hospitality Properties Trust	11,700	336,024
IntercontinentalExchange	4,900	969,367
Invesco Ltd	29,100	1,076,700
Jones Lang LaSalle, Inc.	3,100	367,350
Kilroy Realty Corp.	6,300	369,054
Liberty Property Trust	9,300	343,728
Loews Corp.	22,900	1,008,745
Mack-Cali Realty Corp.	14,800	307,692
MetLife, Inc.	19,500	1,029,600
National Retail Properties	10,300	353,496
Prudential Financial, Inc.	11,800	998,870
Rayonier, Inc.	7,400	339,734
Realty Income Corp.	8,400	343,224
Regency Centers Corp.	6,800	347,208
Reinsurance Group of America	4,300	342,409
SL Green Realty Corp.	3,400	342,108
State Street Corp.	15,400	1,071,070
UDR, Inc.	13,300	343,539
WR Berkley Corp.	7,500	312,150

INDUSTRIAL - 8.0%
AECOM Technology Corp.*	10,800	347,436
AGCO Corp.	5,600	308,896
Alliant Techsystems, Inc.	2,600	369,590
Boeing Co.	8,200	1,029,018
Con-way, Inc.	8,300	340,964
Dover Corp.	12,600	1,030,050
Energizer Holdings, Inc.	3,000	302,220
Expeditors International	25,700	1,018,491
FedEx Corp.	7,500	994,200
Fluor Corp.	13,400	1,041,582
GATX Corp.	6,200	420,856
General Cable Corp.	11,200	286,832
Granite Construction, Inc.	9,300	371,349
Harsco Corp.	11,600	271,788
Itron, Inc.*	7,800	277,212
ITT Corp.	7,400	316,424
Jabil Circuit, Inc.	56,700	1,020,600
Jacobs Engineering Group*	16,200	1,028,700
KBR, Inc.	10,200	272,136

Louisiana-Pacific Corp.*	17,700	298,599
Matson, Inc.	12,400	306,156
Regal-Beloit Corp.	4,300	312,653
Rock-Tenn Co.	3,100	327,267
Tidewater, Inc.	5,300	257,686
Triumph Group, Inc.	4,200	271,236
Valmont Industries, Inc.	2,100	312,564
Vishay Intertechnology, Inc.	24,500	364,560

TECHNOLOGY - 5.1%
Allscripts Healthcare*	21,600	389,448
Apple, Inc.	1,900	1,019,806
Atmel Corp.*	40,500	338,580
Autodesk, Inc.*	19,700	968,846
Cadence Design Systems*	22,300	346,542
Compuware Corp.	28,700	301,350
DST Systems, Inc.	3,500	331,765
Lam Research Corp.	19,400	1,067,000
Micron Technology, Inc.*	41,700	986,622
NetApp, Inc.	27,400	1,011,060
Rovi Corp.*	15,700	357,646
Salesforce.com, Inc.*	17,000	970,530
SunEdison, Inc.*	22,700	427,668
Teradyne, Inc.	18,100	360,009

UTILITIES - 1.4%
Alliant Energy Corp.	6,300	357,903
Aqua America, Inc.	13,900	348,473
Atmos Energy Corp.	7,200	339,336
Great Plains Energy, Inc.	13,300	359,632
PNM Resources, Inc.	13,500	364,905
UGI Corp.	7,800	355,758
Westar Energy, Inc.	9,900	348,084

TOTAL COMMON STOCK - 62.0%
(Cost $99,795,118)		$105,305,575

* Securities are non-income producing

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2014

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 1.0%
Barrick Gold Corp.	6.950	4/1/2019	1,500,000	$1,759,134

COMMUNICATIONS - 2.7%
AT&T, Inc.	2.300	3/11/2019	1,500,000	1,492,244
DIRECTV Holdings LLC	3.800	3/15/2022	1,500,000	1,484,309
Verizon Communications, Inc.	5.150	9/15/2023	1,500,000	1,641,479

CONSUMER, CYCLICAL - 0.8%
AutoZone, Inc.	4.000	11/15/2020	1,300,000	1,355,111

CONSUMER, NON-CYCLICAL - 5.4%
Amgen, Inc.	3.625	5/15/2022	1,000,000	1,014,424
Celgene Corp.	3.250	8/15/2022	500,000	487,285
Clorox Co.	3.050	9/15/2022	500,000	480,309
Express Scripts Holding Co.	4.750	11/15/2021	1,000,000	1,086,781
Gilead Sciences, Inc.	4.500	4/1/2021	1,000,000	1,095,038
Quest Diagnostics, Inc.	4.700	4/1/2021	1,500,000	1,594,130
SABMiller Holdings, Inc.*	3.750	1/15/2022	1,000,000	1,022,043
Teva Pharmaceutical Finance	2.250	3/18/2020	1,500,000	1,432,569
WellPoint, Inc.	3.125	5/15/2022	1,000,000	956,965

ENERGY - 1.8%
Kinder Morgan Energy Partners	4.150	2/1/2024	1,000,000	994,018
Murphy Oil Corp.	3.700	12/1/2022	1,000,000	970,732
Phillips 66	4.300	4/1/2022	1,000,000	1,057,198

FINANCIAL - 7.8%
Bank of America Corp.	10.200	7/15/2015	1,250,000	1,383,736
Bank of America Corp.	5.875	1/5/2021	1,000,000	1,153,791
Citigroup, Inc.	3.375	3/1/2023	1,750,000	1,692,329
General Electric Capital Corp.	4.625	1/7/2021	1,000,000	1,101,022
Goldman Sachs Group, Inc.	5.250	7/27/2021	1,000,000	1,106,990
JPMorgan Chase & Co.	3.250	9/23/2022	1,500,000	1,477,637
MetLife, Inc.	4.750	2/8/2021	1,000,000	1,112,505
PNC Funding Corp.	3.300	3/8/2022	1,000,000	1,006,583
Reinsurance Group of America	4.700	9/15/2023	1,500,000	1,575,368
Wells Fargo & Co.	3.450	2/13/2023	1,750,000	1,698,525

GOVERNMENT - 1.1%
Federal Home Loan Mortgage	3.250	6/20/2028	1,000,000	919,349
Federal National Mortgage	3.350	6/11/2032	1,000,000	903,672

INDUSTRIAL - 2.4%
Burlington Northern Santa Fe	3.450	9/15/2021	1,500,000	1,519,685
Clark Equipment Co.	8.000	5/1/2023	500,000	591,327
Energizer Holdings, Inc.	4.700	5/19/2021	1,000,000	1,047,776
URS Corp.	5.000	4/1/2022	1,000,000	988,696

MORTGAGE SECURITIES - 6.8%
Fannie Mae Pool	7.000	4/1/2033	215,100	248,624
Fannie Mae Pool	6.000	10/1/2036	263,216	293,272

Fannie Mae Pool	4.500	1/1/2042	1,270,274	1,355,183
Fannie Mae Pool	4.000	7/1/2042	823,915	856,306
Freddie Mac Gold Pool	6.500	6/1/2024	158,716	177,781
Freddie Mac Gold Pool	7.000	10/1/2031	314,069	350,199
Freddie Mac Gold Pool	6.500	2/1/2032	322,593	361,908
Freddie Mac Gold Pool	6.500	8/1/2032	198,185	226,890
Freddie Mac Gold Pool	6.500	12/1/2032	305,504	344,705
Freddie Mac Gold Pool	6.500	4/1/2033	132,741	149,445
Freddie Mac Gold Pool	5.500	3/1/2034	360,771	399,477
Freddie Mac Gold Pool	5.500	6/1/2035	387,235	428,780
Freddie Mac Gold Pool	5.000	7/1/2035	475,791	518,480
Freddie Mac Gold Pool	5.000	9/1/2035	244,808	266,534
Freddie Mac Gold Pool	5.500	11/1/2035	455,939	503,275
Freddie Mac Gold Pool	6.000	2/1/2036	345,927	387,953
Freddie Mac Gold Pool	5.000	1/1/2037	323,423	352,068
Freddie Mac Gold Pool	6.000	5/1/2037	250,865	278,315
Freddie Mac Gold Pool	6.000	8/1/2037	192,225	213,131
Freddie Mac Gold Pool	5.500	1/1/2038	296,881	325,890
Freddie Mac Gold Pool	5.500	5/1/2038	381,537	418,819
Freddie Mac Gold Pool	5.500	1/1/2039	470,488	521,182
Freddie Mac Gold Pool	6.000	9/1/2039	749,914	838,283
Freddie Mac Gold Pool	4.000	10/1/2040	1,604,683	1,665,171
MASTR Asset Securitization	6.250	5/25/2036	177,512	86,497

TECHNOLOGY - 1.7%
Apple, Inc.	2.400	5/3/2023	1,000,000	927,278
EMC Corp.	2.650	6/1/2020	1,000,000	995,387
Intel Corp.	2.700	12/15/2022	1,000,000	954,597

UTILITIES - 3.3%
Dominion Resources, Inc.	2.750	9/15/2022	1,000,000	946,633
Duke Energy Indiana, Inc.	3.750	7/15/2020	1,000,000	1,052,498
Entergy Texas, Inc.	7.125	2/1/2019	1,000,000	1,177,583
South Carolina Electric & Gas	6.500	11/1/2018	1,000,000	1,191,958
United Utilities PLC	5.375	2/1/2019	1,000,000	1,078,815

TOTAL FIXED-INCOME SECURITIES - 34.8%
(Cost $58,587,504)				59,095,675

SHORT-TERM INVESTMENTS - 2.8%
Federated Treasury Obligations Fund, 0.01% Yield
(Cost $4,732,096)				4,732,096

TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost $163,114,718)				169,133,346

OTHER ASSETS LESS LIABILITIES - 0.4%				641,008

TOTAL NET ASSETS - 100.0%				$169,774,354

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2014, the aggregate market value of these securities amounted to $1,022,043 or 0.60% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2014

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 1.3%
Newmont Mining Corp.	5.125	10/1/2019	2,500,000	$2,658,850

COMMUNICATIONS - 6.7%
Cisco Systems, Inc.	4.450	1/15/2020	2,000,000	2,194,990
DIRECTV Holdings LLC	3.800	3/15/2022	2,000,000	1,979,078
DISH DBS Corp.	5.875	7/15/2022	2,500,000	2,668,750
GTE Corp.	8.750	11/1/2021	1,500,000	1,947,539
InterActiveCorp	4.750	12/15/2022	2,500,000	2,446,875
Virgin Media Finance PLC	5.250	2/15/2022	3,000,000	2,760,000

CONSUMER, CYCLICAL - 1.3%
Wynn Las Vegas LLC	5.375	3/15/2022	2,500,000	2,609,375

CONSUMER, NON-CYCLICAL - 10.9%
Amgen, Inc.	3.625	5/15/2022	2,000,000	2,028,848
Cardinal Health, Inc.	3.200	6/15/2022	2,000,000	1,956,870
Celgene Corp.	3.250	8/15/2022	2,000,000	1,949,140
Express Scripts Holding Co.	4.750	11/15/2021	2,000,000	2,173,562
Gilead Sciences, Inc.	4.500	4/1/2021	3,000,000	3,285,114
Quest Diagnostics, Inc.	4.700	4/1/2021	2,500,000	2,656,883
Reynolds Group Issuer, Inc.	5.750	10/15/2020	2,500,000	2,618,750
SABMiller Holdings, Inc.*	3.750	1/15/2022	2,000,000	2,044,086
Tupperware Brands Corp.	4.750	6/1/2021	2,000,000	2,096,626
WellPoint, Inc.	3.125	5/15/2022	2,000,000	1,913,930

ENERGY - 6.9%
Chesapeake Energy Corp.	6.125	2/15/2021	2,000,000	2,180,000
Kinder Morgan Energy Partners	4.150	2/1/2024	2,000,000	1,988,036
Marathon Petroleum Corp.	5.125	3/1/2021	2,000,000	2,223,694
Murphy Oil Corp.	3.700	12/1/2022	3,000,000	2,912,196
Oil States International, Inc.	6.500	6/1/2019	2,750,000	2,894,375
Phillips 66	4.300	4/1/2022	2,000,000	2,114,396

FINANCIAL - 17.0%
Bank of America Corp.	10.200	7/15/2015	2,000,000	2,213,978
Bank of America Corp.	5.875	1/5/2021	2,000,000	2,307,582
BlackRock, Inc.	3.375	6/1/2022	2,000,000	2,025,712
Citigroup, Inc.	5.500	9/13/2025	2,500,000	2,662,995
Fairfax Financial Holdings Ltd*	5.800	5/15/2021	2,500,000	2,637,598
General Electric Capital Corp.	4.625	1/7/2021	2,000,000	2,202,044
General Motors Financial Co.	4.250	5/15/2023	2,700,000	2,666,250
Goldman Sachs Group, Inc.	5.250	7/27/2021	2,000,000	2,213,980
Icahn Enterprises LP	6.000	8/1/2020	3,000,000	3,210,000
JPMorgan Chase & Co.	3.250	9/23/2022	2,000,000	1,970,182
MetLife, Inc.	4.750	2/8/2021	3,000,000	3,337,515
Nationwide Mutual Insurance*	6.600	4/15/2034	2,000,000	2,010,000
PNC Funding Corp.	3.300	3/8/2022	2,000,000	2,013,166
Reinsurance Group of America	4.700	9/15/2023	2,000,000	2,100,490
Wells Fargo & Co.	3.450	2/13/2023	2,000,000	1,941,172

GOVERNMENT - 14.3%
Federal Farm Credit Banks	3.150	6/14/2027	1,000,000	931,960
Federal Home Loan Banks	5.250	12/11/2020	2,500,000	2,934,273
Federal Home Loan Banks	3.625	6/11/2021	2,000,000	2,153,846
Federal Home Loan Banks	4.120	12/18/2028	2,840,000	2,872,311
Federal Home Loan Mortgage	1.375	5/1/2020	3,000,000	2,858,787
Federal Home Loan Mortgage	3.250	6/20/2028	2,500,000	2,298,373
Federal National Mortgage	1.625	8/28/2019	3,000,000	2,941,926
Federal National Mortgage	3.000	6/14/2027	3,000,000	2,718,852
Federal National Mortgage	3.350	6/11/2032	2,900,000	2,620,648
Federal National Mortgage	3.430	5/27/2033	3,000,000	2,746,557
Federal National Mortgage	3.500	6/20/2033	2,000,000	1,811,676
United States Treasury Note	1.500	2/28/2019	3,000,000	2,970,000

INDUSTRIAL - 5.2%
Clark Equipment Co.	8.000	5/1/2023	500,000	591,327
Clean Harbors, Inc.	5.125	6/1/2021	2,500,000	2,550,000
Energizer Holdings, Inc.	4.700	5/19/2021	2,000,000	2,095,552
Jabil Circuit, Inc.	5.625	12/15/2020	2,500,000	2,646,875
URS Corp.	5.000	4/1/2022	3,000,000	2,966,088

MORTGAGE SECURITIES - 23.0%
Fannie Mae Pool	7.000	2/1/2032	421,863	485,622
Fannie Mae Pool	7.000	3/1/2032	449,656	518,700
Fannie Mae Pool	7.000	4/1/2033	336,438	388,874
Fannie Mae Pool	6.000	10/1/2036	713,804	795,310
Fannie Mae Pool	6.000	7/1/2037	990,862	1,102,764
Fannie Mae Pool	4.000	8/1/2041	2,562,571	2,664,274
Fannie Mae Pool	4.000	11/1/2041	2,701,395	2,808,610
Fannie Mae Pool	4.500	1/1/2042	1,905,411	2,032,775
Fannie Mae Pool	4.000	7/1/2042	1,647,829	1,712,612
Fannie Mae Pool	4.000	7/1/2042	2,237,751	2,325,627
Freddie Mac Gold Pool	6.500	6/1/2024	370,337	414,822
Freddie Mac Gold Pool	7.000	10/1/2031	535,984	597,643
Freddie Mac Gold Pool	6.500	2/1/2032	516,654	579,620
Freddie Mac Gold Pool	7.000	5/1/2032	742,153	860,744
Freddie Mac Gold Pool	6.500	8/1/2032	264,247	302,520
Freddie Mac Gold Pool	6.500	4/1/2033	398,224	448,334
Freddie Mac Gold Pool	7.000	9/1/2033	155,082	181,634
Freddie Mac Gold Pool	5.500	3/1/2034	1,082,312	1,198,432
Freddie Mac Gold Pool	5.500	4/1/2034	1,369,453	1,517,189
Freddie Mac Gold Pool	5.000	6/1/2034	442,722	482,902
Freddie Mac Gold Pool	5.500	12/1/2034	1,163,299	1,288,634
Freddie Mac Gold Pool	5.500	1/1/2035	901,207	998,184
Freddie Mac Gold Pool	5.500	6/1/2035	1,539,258	1,704,401
Freddie Mac Gold Pool	5.000	7/1/2035	1,415,478	1,542,477
Freddie Mac Gold Pool	5.000	8/1/2035	1,300,109	1,429,635
Freddie Mac Gold Pool	5.000	9/1/2035	979,230	1,066,134
Freddie Mac Gold Pool	5.000	10/1/2035	998,123	1,084,552
Freddie Mac Gold Pool	5.000	11/1/2035	585,610	636,925
Freddie Mac Gold Pool	5.500	11/1/2035	1,367,818	1,509,825
Freddie Mac Gold Pool	6.000	2/1/2036	951,300	1,066,871
Freddie Mac Gold Pool	5.000	1/1/2037	970,269	1,056,205
Freddie Mac Gold Pool	6.000	5/1/2037	752,596	834,946
Freddie Mac Gold Pool	6.000	8/1/2037	747,771	829,101
Freddie Mac Gold Pool	5.500	12/1/2037	350,912	385,201
Freddie Mac Gold Pool	5.500	1/1/2038	791,682	869,041
Freddie Mac Gold Pool	5.500	5/1/2038	1,381,791	1,516,813
Freddie Mac Gold Pool	5.500	5/1/2038	1,164,483	1,278,271
Freddie Mac Gold Pool	6.500	10/1/2038	716,528	802,921

Freddie Mac Gold Pool	5.500	1/1/2039	1,411,464	1,563,546
Freddie Mac Gold Pool	5.000	5/1/2039	961,646	1,044,735
Freddie Mac Gold Pool	6.000	9/1/2039	1,532,054	1,712,589
Freddie Mac Gold Pool	4.000	12/1/2040	2,121,960	2,205,917

TECHNOLOGY - 1.8%
Apple, Inc.	2.400	5/3/2023	1,000,000	927,278
Brocade Communications Systems	4.625	1/15/2023	2,000,000	1,910,000
EMC Corp.	2.650	6/1/2020	1,000,000	995,387

UTILITIES - 7.8%
Calpine Corp.*	7.500	2/15/2021	2,665,000	2,911,513
Commonwealth Edison Co.	3.400	9/1/2021	2,000,000	2,042,828
Dominion Resources, Inc.	4.450	3/15/2021	2,500,000	2,692,605
Entergy Gulf States Louisiana	6.000	5/1/2018	1,000,000	1,132,312
Entergy Texas, Inc.	7.125	2/1/2019	2,000,000	2,355,166
Progress Energy, Inc.	3.150	4/1/2022	2,000,000	1,964,650
United Utilities PLC	5.375	2/1/2019	3,000,000	3,236,445

TOTAL FIXED-INCOME SECURITIES - 96.2%
(Cost $198,070,027)				200,537,788

SHORT-TERM INVESTMENTS - 3.1%
Federated Treasury Obligations Fund, 0.01% Yield
(Cost $6,479,761)				6,479,761

TOTAL INVESTMENTS IN SECURITIES - 99.3%
(Cost $204,549,788)				207,017,549

OTHER ASSETS LESS LIABILITIES - 0.7%				1,448,434

TOTAL NET ASSETS - 100.0%				$208,465,983

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2014, the aggregate market value of these securities amounted to $9,603,197 or 4.61% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2014

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 7.6%
Agrium, Inc.	2,200	$214,544
Cliffs Natural Resources, Inc.	11,400	233,244
Freeport-McMoRan	6,800	224,876
International Paper Co.	4,400	201,872
United States Steel Corp.	8,400	231,924

COMMUNICATIONS - 5.8%
Amazon.com, Inc.*	600	201,819
AT&T, Inc.	6,500	227,955
Juniper Networks, Inc.*	8,300	213,808
Twenty-First Century Fox	6,400	204,608

CONSUMER, CYCLICAL - 18.8%
Bed Bath & Beyond, Inc.*	3,000	206,400
Delta Air Lines, Inc.	6,100	211,365
Dollar General Corp.*	3,600	199,728
DR Horton, Inc.	9,400	203,510
GameStop Corp.	5,500	226,050
Gap, Inc.	5,200	208,312
General Motors Co.	6,100	209,962
Johnson Controls, Inc.	4,500	212,940
Mattel, Inc.	5,700	228,627
PulteGroup, Inc.	10,900	209,171
PVH Corp.	1,700	212,109
Starbucks Corp.	2,800	205,464
Whirlpool Corp.	1,500	224,190

CONSUMER, NON-CYCLICAL - 5.7%
Actavis plc*	1,000	205,850
AmerisourceBergen Corp.	3,100	203,329
Quanta Services, Inc.*	5,900	217,710
Robert Half International	5,100	213,945

ENERGY - 23.3%
Anadarko Petroleum Corp.	1,800	152,568
Apache Corp.	1,900	157,605
Cabot Oil & Gas Corp.	4,300	145,684
Chevron Corp.	1,300	154,583
ConocoPhillips	2,300	161,805
CONSOL Energy, Inc.	3,900	155,805
Denbury Resources, Inc.	9,500	155,800
Devon Energy Corp.	2,370	158,624
Ensco PLC	3,000	158,340
EOG Resources, Inc.	800	156,936
Hess Corp.	1,900	157,472
Marathon Petroleum Corp.	1,600	139,264
Murphy Oil Corp.	2,500	157,150
National Oilwell Varco, Inc.	2,000	155,740
Newfield Exploration Co.*	5,400	169,344
Noble Corp plc	4,900	160,426
Noble Energy, Inc.	2,200	156,288

Occidental Petroleum Corp.	1,600	152,464
Pioneer Natural Resources	800	149,712
QEP Resources, Inc.	5,300	156,032
Rowan Cos Plc	4,700	158,296
Tesoro Corp.	2,900	146,711

FINANCIAL - 16.1%
ACE Ltd	2,200	217,932
BlackRock, Inc.	700	220,136
Franklin Resources, Inc.	4,000	216,720
Genworth Financial, Inc.*	12,700	225,171
Hartford Financial Services	6,000	211,620
IntercontinentalExchange	1,000	197,830
Invesco Ltd	6,000	222,000
Loews Corp.	4,700	207,035
MetLife, Inc.	4,000	211,200
Prudential Financial, Inc.	2,400	203,160
State Street Corp.	3,200	222,560

INDUSTRIAL - 10.1%
Boeing Co.	1,700	213,333
Dover Corp.	2,600	212,550
Expeditors International	5,300	210,039
FedEx Corp.	1,500	198,840
Fluor Corp.	2,800	217,644
Jabil Circuit, Inc.	11,700	210,600
Jacobs Engineering Group*	3,400	215,900

TECHNOLOGY - 8.5%
Apple, Inc.	400	214,696
Autodesk, Inc.*	4,100	201,638
Lam Research Corp.	4,000	220,000
Micron Technology, Inc.*	8,600	203,476
NetApp, Inc.	5,700	210,330
Salesforce.com, Inc.*	3,500	199,815

TOTAL COMMON STOCK - 95.9%
(Cost $13,714,714)		14,054,186

SHORT-TERM INVESTMENTS - 4.0%
Federated Treasury Obligations Fund, 0.01% Yield
(Cost $578,078)		578,078

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost $14,292,792)		14,632,264

OTHER ASSETS LESS LIABILITIES - 0.1%		17,124

TOTAL NET ASSETS - 100.0%		$14,649,388

* Securities are non-income producing

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a) Security Valuation

Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service.  The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service.  Fair value procedures may also be used if the COMPANY determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund’s net asset value is calculated.  Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b) Fair Value Measurement

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of the fair value hierarchy are described below:

     Level 1 – quoted prices in active markets for identical securities

     Level 2 – other significant observable inputs (including quoted prices for similar securities,

     interest rates, prepayment speeds, credit risk, etc.)

     Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Valuation Inputs	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Level 1 – Quoted Prices:
Common Stock*	$92,516,135	$105,305,575	$0	$14,054,186
Short-term Investments	0	4,732,096	6,479,761	578,078

Level 2 – Other Significant
Observable Inputs:
Fixed Income Securities*	0	59,095,675	200,537,788	0

Level 3 – Significant
Unobservable Inputs:
Fixed Income Securities*	0	0	0	0
Total Value of Investments	$92,516,135	$169,133,346	$207,017,549	$14,632,264

*Please refer to the Schedule of Investments to view common stock and fixed income securities segregated by industry type. The Funds did not hold any Level 3 assets during the three month period ended March 31, 2014.

There were no transfers between levels of the fair value hierarchy during the three month period ended March 31, 2014.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

c)  At March 31, 2014, the gross unrealized net appreciation and depreciation of securities for financial reporting consisted of the following:

	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Unrealized Appreciation	$9,383,302	$8,456,453	$4,348,887	$537,050
Unrealized Depreciation	(2,345,000)	(2,437,825)	(1,881,126)	(197,578)
Net Unrealized Appreciation/(Depreciation)	$7,038,302	$6,018,628	$2,467,761	$339,472

d)  Other Policies

Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advance Capital I, Inc.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  May 28, 2014

/S/ Julie A. Katynski

-----------------------------------------

Julie A. Katynski, Vice President, Treasurer & Assistant Secretary

(principal financial officer)

Date:  May 28, 2014

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)